Other Non-Current Liabilities - Disclosure of Other Non-Current Liabilities (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Provisions and other non-current liabilities [line items]
Other non-current liabilities	₺ 364,610	₺ 409,337
Non-current liabilities [member]
Provisions and other non-current liabilities [line items]
Consideration payable in relation to the acquisition of Belarusian Telecom	358,304	323,691
Deferred revenue	2,497	85,646
Deposits and guarantees received from dealers	3,809
Other non-current liabilities	₺ 364,610	₺ 409,337